Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Parent and subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Skyline Group	June 25, 2024	Cayman Islands	Parent	Investment holding
Skyline Builders (BVI) Holding Limited	June 27, 2024	British Virgin Islands	100%	Investment holding
Kin Chiu	April 24, 2012	Hong Kong	100%	Undertaking civil engineering works
Kin Chiu Development*	April 10, 2021	Hong Kong	100%	Undertaking civil engineering works
GCM LLC	March 13, 2026	United States of America	100%	Investment holding

*	Acquired on November 17, 2025 (Note 17)